CONSOLIDATED FINANCIAL STATEMENTS - Summarized financial information of the associate company (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	R$ 2,475,863	R$ 4,160,654	R$ 4,617,204	R$ 2,641,652
Total current assets	31,257,422	32,640,477
Total non-current assets	42,541,230	41,174,136
Total current liabilities	13,462,581	14,036,814
Total non-current liabilities	14,037,878	16,962,150
Equity	46,298,193	42,815,649	31,085,210	R$ 27,173,127
Cost of sales	(63,661,156)	(57,527,721)	(37,884,102)
Financial income	606,362	249,024	194,092
Financial expenses	(1,563,158)	(1,433,087)	(1,448,461)
Income and social contribution taxes	(4,379,475)	(4,713,630)	(1,107,624)
Net income	11,479,552	15,558,938	2,388,054
Depreciation and amortization	2,866,699	2,658,561	2,499,104
Total comprehensive income for the year, net of tax	10,685,482	16,812,883	4,653,996
Associate companies
CONSOLIDATED FINANCIAL STATEMENTS
Cash and cash equivalents	12	16	13
Total current assets	10,148	13,570	14,562
Total non-current assets	165,267	166,855	114,236
Total current liabilities	22,374	19,938	4,452
Total non-current liabilities	31,266	42,987	2,119
Equity	121,776	117,500	122,227
Net sales	66,163	66,796	70,314
Cost of sales	(32,368)	(24,676)	(24,631)
Income before financial income (expenses) and taxes	32,703	40,193	44,142
Financial income	1,187	489	295
Financial expenses	(6,359)	(1,153)	(88)
Income and social contribution taxes	(3,009)	(2,298)	(2,343)
Net income	24,522	37,231	42,007
Depreciation and amortization	11,646	5,464	4,533
Total comprehensive income for the year, net of tax	R$ 24,522	R$ 37,231	R$ 42,007